Cash and cash equivalents (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Restricted cash with Certificate of Deposit	€ 50	€ 50
Minimum liquidity requirement	€ 35,000	€ 50,000